GENERAL INFORMATION AND BASIS OF PREPARATION (Details) € in Millions	6 Months Ended
Jun. 26, 2020 EUR (€)
Disclosure of pension scheme assets revaluation [Table]
Increase (decrease) in net defined benefit liability (asset)	€ 145